Loans, Impaired Loans, and Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Banks Loans and Acceptances
The following table provides details regarding the Bank’s loans and acceptances as at October 31, 2023 and October 31, 2022.

Loans and Acceptances
(millions of Canadian dollars)	As at October 31
	2023	2022
Residential mortgages	$320,341	$293,924
Consumer instalment and other personal	217,554	206,152
Credit card	38,660	36,010

Business and government	326,528	301,389

	903,083	837,475
Customers’ liability under acceptances	17,569	19,733

Loans at FVOCI (Note 5)	421	2,353

Total loans and acceptances	921,073	859,561

Total allowance for loan losses	7,136	6,432
Total loans and acceptances, net of allowance	913,937	853,129

Summary of Credit Quality
Business and government loans (including loans at FVOCI) and customers’ liability under acceptances are grouped together as reflected below for presentation in the “Loans and Acceptances by Risk Ratings” table.

Loans and Acceptances – Business and Government
(millions of Canadian dollars)	As at October 31
	2023	2022
Loans at amortized cost	$326,528	$301,389
Customers’ liability under acceptances	17,569	19,733

Loans at FVOCI (Note 5)	421	2,353

Loans and acceptances	344,518	323,475

Allowance for loan losses	2,990	2,739
Loans and acceptances, net of allowance	341,528	320,736

Summary of Gross Carrying Amounts of Loans, Acceptances and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings
The following tables provide the gross carrying amounts of loans, acceptances, and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Loans and Acceptances by Risk Ratings
(millions of Canadian dollars)	As at
	October 31, 2023					October 31, 2022
	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Residential mortgages 1,2,3
Low Risk	$225,596	$46	$	n/a	$225,642	$208,450	$59	$	n/a	$208,509
Normal Risk	70,423	11,324		n/a	81,747	67,280	6,767		n/a	74,047
Medium Risk	110	9,581		n/a	9,691	418	8,132		n/a	8,550
High Risk	10	2,573		325	2,908	10	2,096		350	2,456

Default	n/a	n/a		353	353	n/a	n/a		362	362

Total loans	296,139	23,524		678	320,341	276,158	17,054		712	293,924

Allowance for loan losses	154	192		57	403	127	140		56	323

Loans, net of allowance	295,985	23,332		621	319,938	276,031	16,914		656	293,601
Consumer instalment and other personal 4
Low Risk	100,102	2,278		n/a	102,380	92,653	2,127		n/a	94,780
Normal Risk	60,613	13,410		n/a	74,023	61,508	13,799		n/a	75,307
Medium Risk	24,705	5,816		n/a	30,521	21,990	6,350		n/a	28,340
High Risk	4,122	5,700		323	10,145	2,202	4,793		335	7,330

Default	n/a	n/a		485	485	n/a	n/a		395	395

Total loans	189,542	27,204		808	217,554	178,353	27,069		730	206,152

Allowance for loan losses	653	959		197	1,809	619	850		154	1,623

Loans, net of allowance	188,889	26,245		611	215,745	177,734	26,219		576	204,529
Credit card
Low Risk	6,499	12		n/a	6,511	6,532	11		n/a	6,543
Normal Risk	11,171	134		n/a	11,305	10,760	137		n/a	10,897
Medium Risk	12,311	1,163		n/a	13,474	10,794	1,184		n/a	11,978
High Risk	2,567	4,289		401	7,257	2,590	3,653		265	6,508

Default	n/a	n/a		113	113	n/a	n/a		84	84

Total loans	32,548	5,598		514	38,660	30,676	4,985		349	36,010

Allowance for loan losses	709	913		312	1,934	685	855		207	1,747

Loans, net of allowance	31,839	4,685		202	36,726	29,991	4,130		142	34,263
Business and government 1,2,3,5
Investment grade or Low/Normal Risk	159,477	101		n/a	159,578	144,994	596		n/a	145,590
Non-investment grade or Medium Risk	161,651	10,278		n/a	171,929	156,749	10,057		n/a	166,806
Watch and classified or High Risk	604	11,017		75	11,696	507	9,745		83	10,335

Default	n/a	n/a		1,315	1,315	n/a	n/a		744	744

Total loans and acceptances	321,732	21,396		1,390	344,518	302,250	20,398		827	323,475

Allowance for loan losses	1,157	1,371		462	2,990	1,091	1,304		344	2,739

Loans and acceptances, net of allowance	320,575	20,025		928	341,528	301,159	19,094		483	320,736
Total loans and acceptances 6	839,961	77,722		3,390	921,073	787,437	69,506		2,618	859,561

Total allowance for loan losses 6,7	2,673	3,435		1,028	7,136	2,522	3,149		761	6,432
Total loans and acceptances, net of allowance 6	$837,288	$74,287		$2,362	$913,937	$784,915	$66,357		$1,857	$853,129

1
Includes impaired loans with a balance of $271 million (October 31, 2022 – $110 million) which did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.

2	Excludes trading loans and non-trading loans at FVTPL with a fair value of $17 billion (October 31, 2022 – $12 billion) and $3 billion (October 31, 2022 – $3 billion), respectively.
3	Includes insured mortgages of $74 billion (October 31, 2022 – $77 billion).
4	Includes Canadian government-insured real estate personal loans of $7 billion (October 31, 2022 – $9 billion).
5
Includes loans guaranteed by government agencies of $26 billion (October 31, 2022 – $28 billion), which are primarily reported in
n
on-investment
grade or a lower risk rating based on the borrowers’ credit risk.

6
Stage 3 includes ACI loans of $91 million (October 31, 2022 – $115 million) and a related allowance for loan losses of $6 million (October 31, 2022 – $4 million), which have been included in the “Default” risk rating category as they were impaired at acquisition.

7	Includes allowance for loan losses related to loans that are measured at FVOCI of nil (October 31, 2022 – nil).

Loans and Acceptances by Risk Ratings (Continued) – Off-Balance Sheet Credit Instruments 1
(millions of Canadian dollars)	As at
	October 31, 2023					October 31, 2022

	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Retail Exposures 2
Low Risk	$254,231	$1,093	$	n/a	$255,324	$240,203	$1,174	$	n/a	$241,377
Normal Risk	91,474	1,112		n/a	92,586	87,113	1,178		n/a	88,291
Medium Risk	19,774	1,079		n/a	20,853	21,914	1,015		n/a	22,929
High Risk	1,209	1,198		–	2,407	1,272	1,374		–	2,646
Default	n/a	n/a		–	–	n/a	n/a		–	–
Non-Retail Exposures 3
Investment grade	264,029	–		n/a	264,029	229,592	–		n/a	229,592
Non-investment grade	98,068	4,396		n/a	102,464	84,301	3,642		n/a	87,943
Watch and classified	218	4,158		–	4,376	237	4,265		–	4,502

Default	n/a	n/a		107	107	n/a	n/a		116	116

Total off-balance sheet credit instruments	729,003	13,036		107	742,146	664,632	12,648		116	677,396

Allowance for off-balance sheet credit instruments	476	565		8	1,049	433	495		3	931
Total off-balance sheet credit instruments, net of allowance	$728,527	$12,471		$99	$741,097	$664,199	$12,153		$113	$676,465

1	Exclude mortgage commitments.
2	Includes $369 billion (October 31, 2022 – $352 billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
3	Includes $62 billion (October 31, 2022 – $51 billion) of the undrawn component of uncommitted credit and liquidity facilities.

Summary of Information Related to Bank's Impaired Loans
The following table presents information related to the Bank’s impaired loans as at October 31, 2023 and October 31, 2022.

Impaired Loans 1
(millions of Canadian dollars)	As at
	October 31, 2023					October 31, 2022

	Unpaid principal balance	2	Carrying value	Related allowance for credit losses	Average gross impaired loans	Unpaid principal balance	2	Carrying value	Related allowance for credit losses	Average gross impaired loans
Residential mortgages	$665		$618	$57	$618	$688		$640	$56	$656
Consumer instalment and other personal	849		795	197	735	736		713	154	733
Credit card	514		514	312	425	349		349	207	277

Business and government	1,473		1,372	456	1,034	849		801	340	775
Total	$3,501		$3,299	$1,022	$2,812	$2,622		$2,503	$757	$2,441

1	Balances exclude ACI loans.
2	Represents contractual amount of principal owed.

Summary of Allowance for Credit Losses
The following table provides details on the Bank’s allowance for credit losses as at and for the years ended October 31, 2023 and October 31, 2022, including allowance for off-balance
sheet instruments in the applicable categories.

Allowance for Credit Losses
(millions of Canadian dollars)	Balance at beginning of year	Provision for credit losses	Write-offs, net of recoveries	Foreign exchange, disposals, and other adjustments	Balance at end of year	Balance at beginning of year	Provision for credit losses	Write-offs, net of recoveries	Foreign exchange, disposals, and other adjustments	Balance at end of year
							For the years ended October 31
	2023					2022
Residential mortgages	$323	$85	$(7)	$2	$403	$261	$56	$(2)	$8	$323
Consumer instalment and other personal	1,704	988	(806)	9	1,895	1,649	549	(553)	59	1,704
Credit card	2,352	1,327	(1,137)	35	2,577	2,314	582	(684)	140	2,352

Business and government	2,984	533	(261)	54	3,310	3,022	(114)	(88)	164	2,984

Total allowance for loan losses, including off-balance sheet instruments	7,363	2,933	(2,211)	100	8,185	7,246	1,073	(1,327)	371	7,363
Debt securities at amortized cost	1	–	–	1	2	2	(1)	–	–	1

Debt securities at FVOCI	2	–	–	–	2	7	(5)	–	–	2

Total allowance for credit losses on debt securities	3	–	–	1	4	9	(6)	–	–	3
Total allowance for credit losses	$7,366	$2,933	$(2,211)	$101	$8,189	$7,255	$1,067	$(1,327)	$371	$7,366
Comprising:
Allowance for credit losses on loans at amortized cost	$6,432				$7,136	$6,390				$6,432
Allowance for credit losses on loans at FVOCI	–				–	–				–

Allowance for loan losses	6,432				7,136	6,390				6,432

Allowance for off-balance sheet instruments	931				1,049	856				931

Allowance for credit losses on debt securities	3				4	9				3

Summary of Allowance for Loan Losses
The following table provides details on the Bank’s allowance for loan losses by stage as at and for the years ended October 31, 2023 and October 31, 2022.

Allowance for Loan Losses by Stage
(millions of Canadian dollars)	For the years ended October 31
2023	2022
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Residential Mortgages
Balance at beginning of period	$127	$140	$56	$323	$35	$175	$51	$261
Provision for credit losses
Transfer to Stage 1 2	123	(120)	(3)	–	109	(106)	(3)	–
Transfer to Stage 2	(30)	47	(17)	–	(23)	34	(11)	–
Transfer to Stage 3	(2)	(23)	25	–	(2)	(15)	17	–
Net remeasurement due to transfers into stage 3	(23)	18	–	(5)	(18)	13	1	(4)
New originations or purchases 4	49	n/a	n/a	49	40	n/a	n/a	40
Net repayments 5	(4)	(3)	–	(7)	(4)	(4)	–	(8)
Derecognition of financial assets (excluding disposals and write-offs) 6	(9)	(23)	(14)	(46)	(7)	(19)	(28)	(54)
Changes to risk, parameters, and models 7	(78)	156	16	94	(7)	59	30	82
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(10)	(10)	–	–	(33)	(33)
Recoveries	–	–	3	3	–	–	31	31

Foreign exchange and other adjustments	1	–	1	2	4	3	1	8

Balance at end of period	$154	$192	$57	$403	$127	$140	$56	$323
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$654	$896	$154	$1,704	$550	$960	$139	$1,649
Provision for credit losses
Transfer to Stage 1 2	594	(589)	(5)	–	613	(603)	(10)	–
Transfer to Stage 2	(207)	276	(69)	–	(188)	248	(60)	–
Transfer to Stage 3	(9)	(197)	206	–	(9)	(203)	212	–
Net remeasurement due to transfers into stage 3	(208)	223	9	24	(167)	178	8	19
New originations or purchases 4	415	n/a	n/a	415	330	n/a	n/a	330
Net repayments 5	(63)	(81)	(12)	(156)	(74)	(78)	(13)	(165)
Derecognition of financial assets (excluding disposals and write-offs) 6	(76)	(97)	(51)	(224)	(93)	(167)	(52)	(312)
Changes to risk, parameters, and models 7	(416)	575	770	929	(329)	528	478	677
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(1,104)	(1,104)	–	–	(846)	(846)
Recoveries	–	–	298	298	–	–	293	293

Foreign exchange and other adjustments	4	4	1	9	21	33	5	59
Balance, including off-balance sheet instruments, at end of period	688	1,010	197	1,895	654	896	154	1,704

Less: Allowance for off-balance sheet instruments 8	35	51	–	86	35	46	–	81

Balance at end of period	$653	$959	$197	$1,809	$619	$850	$154	$1,623
Credit Card 9
Balance, including off-balance sheet instruments, at beginning of period	$954	$1,191	$207	$2,352	$878	$1,298	$138	$2,314
Provision for credit losses
Transfer to Stage 1 2	1,134	(1,108)	(26)	–	1,208	(1,189)	(19)	–
Transfer to Stage 2	(317)	375	(58)	–	(310)	350	(40)	–
Transfer to Stage 3	(19)	(715)	734	–	(19)	(623)	642	–
Net remeasurement due to transfers into stage 3	(513)	476	21	(16)	(367)	474	19	126
New originations or purchases 4	194	n/a	n/a	194	207	n/a	n/a	207
Net repayments 5	74	7	57	138	2	4	26	32
Derecognition of financial assets (excluding disposals and write-offs) 6	(43)	(75)	(264)	(382)	(56)	(118)	(171)	(345)
Changes to risk, parameters, and models 7	(489)	1,111	771	1,393	(647)	927	282	562
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(1,425)	(1,425)	–	–	(975)	(975)
Recoveries	–	–	288	288	–	–	291	291

Foreign exchange and other adjustments	13	15	7	35	58	68	14	140
Balance, including off-balance sheet instruments, at end of period	988	1,277	312	2,577	954	1,191	207	2,352

Less: Allowance for off-balance sheet instruments 8	279	364	–	643	269	336	–	605

Balance at end of period	$709	$913	$312	$1,934	$685	$855	$207	$1,747

1	Includes allowance for loan losses related to ACI loans.
2	Transfers represent stage transfer movements prior to ECL remeasurement.
3
Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3, holding all other factors impacting the change in ECLs constant.

4	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
5	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
6	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
7
Represents the changes in the allowance related to current period changes in risk (e.g., PD) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information” and “Expert Credit Judgment” sections of Note 2 and Note 3 for further details.

8	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Consolidated Balance Sheet.
9	Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 for further details.

Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars)	For the years ended October 31
2023	2022
Stage 1	Stage 2	Stage 3	1	Total	Stage 1	Stage 2	Stage 3	1	Total
Business and Government 2
Balance, including off-balance sheet instruments, as beginning of period	$1,220	$1,417	$347	$2,984	$1,186	$1,526	$310	$3,022
Provision for credit losses
Transfer to Stage 1 3	346	(344)	(2)	–	359	(352)	(7)	–
Transfer to Stage 2	(570)	583	(13)	–	(409)	423	(14)	–
Transfer to Stage 3	(11)	(208)	219	–	(7)	(99)	106	–
Net remeasurement due to transfers into stage 3	(102)	115	2	15	(83)	93	–	10
New originations or purchases 3	1,258	n/a	n/a	1,258	1,098	n/a	n/a	1,098
Net repayments 3	41	(76)	(100)	(135)	20	(33)	(49)	(62)
Derecognition of financial assets (excluding disposals and write-offs) 3	(715)	(587)	(398)	(1,700)	(773)	(624)	(386)	(1,783)
Changes to risk, parameters, and models 3	(178)	585	688	1,095	(250)	394	479	623
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(307)	(307)	–	–	(140)	(140)
Recoveries	–	–	46	46	–	–	52	52

Foreign exchange and other adjustments	30	36	(12)	54	79	89	(4)	164
Balance, including off-balance sheet instruments, at end of period	1,319	1,521	470	3,310	1,220	1,417	347	2,984

Less: Allowance for off-balance sheet instruments 4	162	150	8	320	129	113	3	245

Balance at end of period	1,157	1,371	462	2,990	1,091	1,304	344	2,739
Total Allowance, including off-balance sheet instruments, at end of period	3,149	4,000	1,036	8,185	2,955	3,644	764	7,363

Less: Total Allowance for off-balance sheet instruments 4	476	565	8	1,049	433	495	3	931

Total Allowance for Loan Losses at end of period	$2,673	$3,435	$1,028	$7,136	$2,522	$3,149	$761	$6,432

1	Includes allowance for loan losses related to ACI loans.
2	Includes allowance for loan losses related to customers’ liability under acceptances.
3	For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
4	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Consolidated Balance Sheet.

Summary of Macroeconomic Variables impacted in Determining ECLs	The following table represents the average values of the macroeconomic variables over the four calendar quarters starting with the current quarter, and the remaining
4-year
forecast period for the base forecast and upside and downside scenarios used in determining the Bank’s ECLs as at October 31, 2023. As the forecast period increases, information about the future becomes less readily available and projections are anchored on assumptions around structural relationships between economic parameters that are inherently much less certain. Restrictive monetary policy is contributing to elevated economic uncertainty and is likely to lead to a near-term deceleration in economic growth and a modest increase in the unemployment rate.

Macroeconomic Variables
	As at
	October 31, 2023
	Base Forecast		Upside Scenario		Downside Scenario
	Average Q4 2023- Q3 2024 1	Remaining 4-year period 1	Average Q4 2023- Q3 2024 1	Remaining 4-year period 1	Average Q4 2023- Q3 2024 1	Remaining 4-year period 1
Unemployment rate
Canada	6.2%	6.2%	5.6%	5.8%	7.0%	7.1%
United States	4.0	4.1	3.7	3.9	5.0	5.2
Real GDP
Canada	0.7	1.7	0.9	1.7	(0.8)	1.9
United States	1.5	1.7	2.2	1.8	(0.1)	2.0
Home prices
Canada (average existing price) 2	0.1	3.7	3.1	3.0	(9.7)	6.7
United States (CoreLogic HPI) 3	2.5	1.6	3.5	2.1	(8.1)	4.8
Central bank policy interest rate
Canada	4.63	2.39	5.00	2.45	3.75	1.88
United States	5.25	2.94	5.50	2.95	4.25	2.38
U.S. 10-year treasury yield	3.89	3.22	4.21	3.32	3.46	3.17
U.S. 10-year BBB spread (%-pts)	2.18	1.81	1.94	1.78	2.67	2.05

Exchange rate (U.S. dollar/Canadian dollar)	$0.72	$0.79	$0.77	$0.81	$0.71	$0.74

Macroeconomic Variables
	As at
	October 31, 2022
	Base Forecast		Upside Scenario		Downside Scenario
	Average Q4 2022- Q3 2023 1	Remaining 4-year period 1	Average Q4 2022- Q3 2023 1	Remaining 4-year period 1	Average Q4 2022- Q3 2023 1	Remaining 4-year period 1
Unemployment rate
Canada	5.9%	6.2%	5.6%	5.8%	7.5%	6.7%
United States	4.0	4.5	3.7	3.9	5.7	5.1
Real GDP
Canada	1.3	1.4	2.3	1.4	(1.0)	2.0
United States	0.5	1.5	1.5	1.5	(2.0)	2.1
Home prices
Canada (average existing price) 2	(14.1)	4.1	(6.1)	3.0	(30.0)	9.1
United States (CoreLogic HPI) 3	(2.1)	1.7	4.1	1.8	(17.4)	6.6
Central bank policy interest rate
Canada	4.00	2.23	4.25	3.92	3.44	1.61
United States	4.00	2.38	4.50	4.17	3.44	1.72
U.S. 10-year treasury yield	3.45	2.77	3.68	3.11	2.72	2.66
U.S. 10-year BBB spread (%-pts)	1.96	1.80	1.82	1.65	2.48	1.77

Exchange rate (U.S. dollar/Canadian dollar)	$0.77	$0.79	$0.79	$0.80	$0.72	$0.76

1	The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
2	The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3	The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.

Schedule of Change from Base to Probability-Weighted ECL
The following table presents the base ECL scenario compared to the probability-weighted ECLs, with the latter derived from three ECL scenarios for performing loans and off-balance
sheet instruments. The difference reflects the impact of deriving multiple scenarios around the base ECLs and resultant change in ECLs due to non-linearity
and sensitivity to using macroeconomic forecasts.

Change from Base to Probability-Weighted ECLs
(millions of Canadian dollars, except as noted)		As at
	October 31, 2023	October 31, 2022
Probability-weighted ECLs	$7,149	$6,599

Base ECLs	6,658	6,095
Difference – in amount	$491	$504
Difference – in percentage	7.4%	8.3%

Schedule of Incremental Lifetime ECL Impact	The following table shows the estimated impact of staging on ECLs by presenting all performing loans and off-balance
sheet instruments calculated using
twelve-month
ECLs compared to the current aggregate probability-weighted ECLs, holding all risk profiles constant.

Incremental Lifetime ECLs Impact
(millions of Canadian dollars)		As at
	October 31, 2023	October 31, 2022
Probability-weighted ECLs	$7,149	$6,599

All performing loans and off-balance sheet instruments using 12-month ECLs	5,295	4,819
Incremental lifetime ECLs impact	$1,854	$1,780

Summary of Loans Past Due but Not Impaired	The following table summarizes loans that are past due but not impaired. Loans less than 31 days contractually past due are excluded as they do not generally reflect a borrower’s ability to meet their payment obligations.

Loans Past Due but not Impaired 1
(millions of Canadian dollars)	As at
	October 31, 2023			October 31, 2022
	31-60 days	61-89 days	Total	31-60 days	61-89 days	Total
Residential mortgages	$286	$81	$367	$230	$69	$299
Consumer instalment and other personal	870	287	1,157	668	204	872
Credit card	359	242	601	271	172	443

Business and government	264	103	367	654	162	816
Total	$1,779	$713	$2,492	$1,823	$607	$2,430

1	Includes loans that are measured at FVOCI.